Common Shares (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares
Class of Stock [Line Items]
Proceeds, net of commissions		$ 1,751	$ 306
Common Shares
Class of Stock [Line Items]
Common shares issued (shares) | shares	34.8	34.8	7.4
Proceeds, net of commissions		$ 1,756	$ 307
Common Shares | At-the-market
Class of Stock [Line Items]
Common shares issued (shares) | shares	4.1	4.1
Average price (CAD per share) | $ / shares		$ 52.16
Gross proceeds		$ 212
Proceeds, net of commissions		$ 209
Common Shares | Other 2019 Issuances [Member]
Class of Stock [Line Items]
Common shares issued (shares) | shares	22.8	22.8
Gross proceeds		$ 1,190
Proceeds, net of commissions		$ 1,167
Sale of stock (CAD per share) | $ / shares		$ 52.15
2.10% unsecured notes
Class of Stock [Line Items]
Repayments debt	$ 500
Stated interest rate (percent)		2.10%